Bank balance	12 Months Ended
Mar. 31, 2018
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Bank balance

31. Bank balance

Details of balance with banks as of March 31, 2018 are as follows:

	In Current Account		In Deposit Account		Total
Citi Bank	₹	12,144	₹	1,007	₹	13,151
HSBC		4,907		3,323		8,230
Deutsche Bank		—		4,500		4,500
Yes Bank		53		4,216		4,269
ANZ Bank		232		3,845		4,077
HDFC Bank		517		2,150		2,667
Saudi British Bank		100		1,651		1,751
Wells Fargo Bank		1,400		—		1,400
Standard Chartered Bank		706		—		706
ICICI Bank		12		602		614
Silicon Valley Bank		331		—		331
IOB		—		292		292
Unicredit Bank Austria AG		192		—		192
Bank of Montreal		192		—		192
BNP Paribas		156		—		156
Kreissparkasse		135		—		135
RABO Bank		66		—		66
State Bank of India		65		—		65
Bradesco S.A		56		3		59
Funds in Transit		1,134		—		1,134
Other		902		36		938

Total	₹	23,300	₹	21,625	₹	44,925